Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	1 Months Ended
Apr. 30, 2021 USD ($)
Long-Term Research Project - January 2016 | Research Project Financing - Forgivable Loan
Statement [Line Items]
Increase in government grant advances	$ 1,400